Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document And Entity Information Abstract
Document Type	S-4/A
Entity Registrant Name	MAQUIA CAPITAL ACQUISITION CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001844419